Average Annual Total Returns			12 Months Ended	60 Months Ended		120 Months Ended
		May 15, 2024	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023
Invesco Core Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.80%	0.39%		1.48%
Performance Inception Date		Apr. 15, 1988
Invesco Core Bond Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.91%)	(1.15%)		0.07%
Invesco Core Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.45%	(0.26%)		0.56%
Invesco Core Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			3.64%	0.48%		1.28%
Performance Inception Date		Jul. 11, 1995
Invesco Core Bond Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.16%	0.99%		1.64%
Performance Inception Date		Mar. 01, 2001
Invesco Core Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.70%	1.57%		2.22%
Performance Inception Date		Apr. 27, 1998
Invesco Core Bond Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			5.69%	1.52%	[1]	2.06%	[1]
Performance Inception Date		May 24, 2019
Invesco Core Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.73%	1.59%		2.28%
Performance Inception Date		Apr. 27, 2012
Invesco Core Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%		1.81%
Invesco Core Bond Fund | Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.18%	2.45%		2.83%
Invesco Core Bond Fund | FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.62%	1.12%		1.81%
Invesco Emerging Markets Local Debt Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.10%	0.91%		0.38%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.11%	(0.35%)		(0.90%)
Invesco Emerging Markets Local Debt Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.32%	0.16%		(0.27%)
Invesco Emerging Markets Local Debt Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			12.02%	0.97%		0.18%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			13.58%	1.47%		0.53%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			13.94%	2.01%		1.07%
Performance Inception Date		Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			13.98%	2.06%	[2]	0.96%	[2]
Performance Inception Date		May 24, 2019
Invesco Emerging Markets Local Debt Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			14.19%	2.14%		1.17%
Performance Inception Date		Sep. 28, 2012
Invesco Emerging Markets Local Debt Fund | JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		12.70%	1.14%		0.09%
Invesco Emerging Markets Local Debt Fund | Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.72%	(1.56%)		(0.79%)
Invesco Global Strategic Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.88%	0.32%		0.94%
Performance Inception Date		Oct. 16, 1989
Invesco Global Strategic Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.06%	(0.79%)		(0.47%)
Invesco Global Strategic Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.27%	(0.21%)		0.11%
Invesco Global Strategic Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.84%	0.36%		0.75%
Performance Inception Date		May 26, 1995
Invesco Global Strategic Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.37%	0.94%		1.08%
Performance Inception Date		Mar. 01, 2001
Invesco Global Strategic Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.93%	1.38%		1.58%
Performance Inception Date		Jan. 26, 1998
Invesco Global Strategic Income Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			9.03%	1.53%	[4]	1.53%	[4]
Performance Inception Date		May 24, 2019
Invesco Global Strategic Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.04%	1.56%		1.76%
Performance Inception Date		Jan. 27, 2012
Invesco Global Strategic Income Fund | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.72%	(0.32%)		0.38%
Invesco International Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.67%	(0.84%)		0.25%
Performance Inception Date		Jun. 15, 1995
Invesco International Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.34%	0.39%		1.09%
Performance Inception Date		Jan. 27, 2012
Invesco International Bond Fund | Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.65%	(1.62%)		(0.56%)
Invesco International Bond Fund | Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.15%	(0.95%)		(0.14%)
Invesco International Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.21%	(0.73%)		0.08%
Performance Inception Date		Jun. 15, 1995
Invesco International Bond Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.74%	(0.23%)		0.43%
Performance Inception Date		Mar. 01, 2001
Invesco International Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	0.24%		0.92%
Performance Inception Date		Sep. 27, 2004
Invesco International Bond Fund | Class R5
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	0.31%	[5]	0.83%	[5]
Performance Inception Date		May 24, 2019
Invesco International Bond Fund | JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.70%	1.14%		0.09%
Invesco International Bond Fund | Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		5.72%	(1.56%)		(0.79%)
Invesco International Bond Fund | FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.83%	(2.77%)		(1.26%)
Invesco International Bond Fund | Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified Index and 20% JP Morgan EMBI Global Diversified Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		8.96%	(0.63%)		0.13%
Invesco International Bond Fund | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.09%	1.67%		3.22%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund as they have different expenses.
[3]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-US Index to reflect that the Bloomberg Global Aggregate ex-US Index can be considered more broadly representative of the overall applicable securities market.
[4]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the predecessor fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses.
[6]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE Non-U.S. Dollar World Government Bond Index to the Bloomberg Global Aggregate ex-U.S. Index to reflect that the Bloomberg Global Aggregate ex-U.S. Index can be considered more broadly representative of the overall applicable securities market.